FAIR VALUE MEASUREMENTS	3 Months Ended
Mar. 31, 2019
FAIR VALUE MEASUREMENTS
18. FAIR VALUE
MEASUREMENTS
The following tables present our assets and liabilities carried at fair value that are measured on a recurring basis:

		Total	Fair Value Measurements at December 31, 2019 Using
	Balance Sheet Location		Level 1	Level 2	Level 3
Assets:
Equity securities	Other assets	$402	$402	—	—
Liabilities:
Derivative financial instruments	Accrued expenses and other current liabilities	$1,007	—	$1,007	—

		Total	Fair Value Measurements at December 31, 2018 Using
	Balance Sheet Location		Level 1	Level 2	Level 3
Assets:
Derivative financial instruments	Other current assets	$1,320	—	$1,320	—
Equity securities	Other assets	$279	$279	—	—
Liabilities:
Derivative financial instruments	Accrued expenses and other current liabilities	$14	—	$14	—
The following is a description of the valuation techniques used for these assets and liabilities, as well as the level of input used to measure fair value:
Equity securities
– these investments are exchange-traded equity securities. Fair values for these investments are based on closing stock prices from active markets and are therefore classified within Level 1 of the fair value hierarchy.
Derivative financial instruments
– these derivatives are foreign currency forward and option contracts. See Note 17. Fair value is based on observable market inputs, such as forward rates in active markets; therefore, we classify these derivatives within Level 2 of the valuation hierarchy.
There were no transfers in or out of Level 1 and Level 2 during 2019 or 2018.